PIONEER MONEY MARKET TRUST
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109


     `                                       May 4, 1998



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Pioneer Money Market Trust (the "Fund")
         File Nos. 33-13179 and 811-5099
         CIK No. 0000812195

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated April 30. 1998 and that the text of the Post-Effective Amendment has been filed electronically, Accession No. 0000812195-98-000009.

     If you have any questions concerning the foregoing or the attachments, please call the undersigned collect at (617) 517-8909.

                                             Very truly yours,

                                             /s/Linda K. Nishi

                                             Linda K. Nishi


cc:      Joseph P. Barri, Esq.
         Mark Goshko, Esq.
         Charles F. McCain, Esq.
         Elizabeth A. Watson, Esq.
         Ms. Tracey A. Howard